UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-21061

Aetos Multi-Strategy Arbitrage Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Alternatives Management, LP

875 Third Avenue, 6th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Alternatives Management, LP

875 Third Avenue, 6th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: January 31, 2019

Item 1. Reports to Stockholders.

AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

(Delaware Limited Liability Companies)

Financial Statements

January 31, 2019

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of each period. The Funds’ Forms N-PORT are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Aetos Multi-Strategy Arbitrage Fund, LLC

Fund Commentary

For the year ended January 31, 2019

(Unaudited)

The Aetos Multi-Strategy Arbitrage Fund, LLC (the “Fund”) allocates its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund includes allocations to event arbitrage, fixed income arbitrage, long/short credit, and quantitative strategies. Event arbitrage managers seek to identify mispricings in securities that will be resolved through an anticipated event, which can include mergers, acquisitions, spinoffs, recapitalizations and bankruptcies (either entering into or emerging from them). Fixed income arbitrage managers seek to identify discrepancies in the prices of securities that are very closely related and arbitrage that discrepancy. Long/short credit managers seek to identify mispricings in securities based on fundamental security selection. Quantitative managers pursue a variety of model-driven strategies, including trend-following strategies.

For the year ended January 31, 2019, the Fund had a total return of +0.40%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2019, the Fund had an annualized return of +4.12%.

Fixed income arbitrage strategies generated notable gains during the period, with both of the Fund’s fixed income arbitrage managers generating positive performance. Gains came from structured credit arbitrage positions, particularly within US RMBS, as pricing of idiosyncratic securities tightened relative to comparable-vintage indices and as litigation related positions continued to generate profits. Swap spread positions in the US and UK also generated strong performance during the period as the spread between interest rate swaps and similar maturity cash bonds continued to normalize.

Event arbitrage strategies were mixed as merger arbitrage strategies generated gains, while other event-oriented investments detracted. Notable contributors in merger arbitrage included a Europe-based media company that was sold in a final round of bidding that resulted in a substantial premium above initial bids, consolidations in the healthcare space, and a horizontal merger between two pharmaceutical companies that cleared regulatory hurdles and won formal shareholder approval. In other event-oriented situations, a chemicals company was dealt an adverse court ruling and announced job cuts, and a materials company in the midst of a restructuring announced a profit warning amidst broader weakness for cyclicals companies.

Other strategies were mixed during the period. Long/short credit detracted from performance; a short position in a consumer/retail name detracted as the company beat low expectations. Elsewhere, the Fund’s trend-following manager generated gains from positioning in fixed income and currencies, which more than offset flat performance from equities and slight losses from commodities.

[1]	Returns are net of expenses and fees incurred at the Fund level and do not reflect investment management fees paid outside of the Fund.

1

Aetos Distressed Investment Strategies Fund, LLC

Fund Commentary

For the year ended January 31, 2019

(Unaudited)

The Aetos Distressed Investment Strategies Fund, LLC (the “Fund”) allocates its assets among a select group of portfolio managers across a variety of credit and distressed investment strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund allocates to investment managers that buy the securities (generally bonds and bank loans) of companies that are in bankruptcy or in danger of bankruptcy, as well as other assets, such as structured products (including RMBS and CMBS) and post-reorganization equities. Managers seek to identify situations where they can buy these securities at a discount to their eventual value because traditional fixed income managers may not want to or be able to own them once they have been downgraded or are in default. The sellers may also not have the expertise and patience to go through a restructuring process. This kind of investing involves credit analysis, legal expertise and (often) negotiating ability, as the manager must determine the value of the underlying securities, the likely timing and resolution of a restructuring/refinancing process and also may need to negotiate with other creditors. Additionally, certain managers express their company-specific and market views through shorting, often with credit default swaps.

For the year ended January 31, 2019, the Fund had a total return of -0.19%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2019, the Fund had an annualized return of +7.10%.

During the reporting period, our managers realized slight losses amid the selloff in credit markets in late 2018. The main contributors to performance included positions in a municipality, where various stakeholders agreed to a restructuring deal, a position in a restructuring retailer where the core business had stabilized despite broader headwinds for retail companies, and an energy-related restructuring that had its reorganization plan approved and enacted (our manager took the bulk of gains from this position in the first half of the year).

Elsewhere, structured credit saw significant positive performance, particularly in legacy TruPS CDOs, while liquidations were mixed, as positions in a portion of the Lehman Brothers complex generated profits as creditors received statutory interest payments, while positions elsewhere in the complex generated mark-to-market losses due to technical factors.

Among detractors was a reorganized equity position in a media company, which declined as increased investments in growth initiatives led to a decline in operating profits. Other detractors during the period came from the telecommunications sector. One of these positions had been facing regulatory delays impacting its plan to monetize its wireless spectrum, and another had declined as the timeline for recovery had been drawn out. Elsewhere, a restructured energy position declined during the reporting period (particularly the fourth quarter) as it sold off with commodity prices.

[1]	Returns are net of expenses and fees incurred at the Fund level and do not reflect investment management fees paid outside of the Fund.

2

Aetos Long/Short Strategies Fund, LLC

Fund Commentary

For the year ended January 31, 2019

(Unaudited)

The Aetos Long/Short Strategies Fund, LLC (the “Fund”) allocates its assets among a select group of portfolio managers across a variety of long/short strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund comprises managers of primarily stock portfolios that are constructed on a bottom-up, fundamental basis.

For the year ended January 31, 2019, the Fund had a total return of -2.08%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2019, the Fund had an annualized return of +4.69%, delivering more than half the performance on an annualized basis of both the S&P 500 (+9.02%) and MSCI ACWI (+7.76%) and outperforming both on a beta-adjusted basis (0.25 and 0.24, respectively, since inception).2

The Fund posted a loss during the reporting period, as the environment was generally challenging for stock picking, particularly during the fourth quarter as global equity markets were sharply negative and correlations among equities spiked. For the reporting period, the Fund’s short portfolio generated profits, but its long portfolio sustained losses and generated negative alpha in the aggregate.

Among the biggest detractors were some of the more cyclical and economically sensitive positions in the portfolio. These names included US homebuilders, where interest rate increases, decreased mortgage activity, and negative news on home sales weighed on share prices. Other substantial detractors during the reporting period included a gaming/lodging name with real estate exposure, an automotive supplier, a handful of energy-exposed companies, and a few China-related names, including a mega-cap consumer company and a gaming name with significant exposure to Chinese markets.

Our sector-focused managers realized gains in the aggregate. Despite steep losses in crude oil and the broader energy sector, our energy-focused sector specialist generated positive performance as strong contributions from shorts more than offset losses from longs. Technology was also a bright spot for the Fund despite slightly negative performance for the sector. A notable contributor was a sum-of-the-parts trade deriving its value from a set of internet properties, where the parent company’s discount to the sum of its subsidiaries narrowed. Elsewhere, healthcare was mixed, with notable contributions from a health services provider offsetting losses from a position in the hematology space, where sales for a new anticoagulant drug underperformed expectations.

Among short positions, gains were broad-based and diversified. One of the more notable contributors was a short position in a software company rolling up unrelated businesses domiciled abroad, where shares sold off dramatically as accounting concerns came to light during the second half of 2018.

[1]	Returns are net of expenses and fees incurred at the Fund level and do not reflect investment management fees paid outside of the Fund.
[2]	Beta-adjusted returns represent the benchmarks’ performances adjusted for the Fund’s sensitivity to market moves.

3

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of
Aetos Multi-Strategy Arbitrage Fund, LLC
Aetos Distressed Investment Strategies Fund, LLC
Aetos Long/Short Strategies Fund, LLC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aetos Multi-Strategy Arbitrage Fund, LLC, Aetos Distressed Investment Strategies Fund, LLC, and Aetos Long/Short Strategies Fund, LLC (hereafter collectively referred to as the "Funds") as of January 31, 2019, the related statements of operations and cash flows for the year ended January 31, 2019, the statements of changes in members’ capital for each of the two years in the period ended January 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2019, the results of each of their operations and each of their cash flows for the year then ended, the changes in each of their members’ capital for each of the two years in the period ended January 31, 2019 and each of the financial highlights for each of the five years in the period ended January 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2019 by correspondence with the portfolio funds, custodian, and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

March 29, 2019

We have served as the auditor of one or more investment companies in the Aetos Funds since 2002.

PricewaterhouseCoopers LLP; PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

4

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

January 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds**
Commodity Trading Advisor (3)
GSA Trend Fund LP	08/01/18 - 11/01/18	$17,500,000	$16,734,565	3.57%	Daily
Total Commodity Trading Advisor		17,500,000	16,734,565	3.57

The accompanying notes are an integral part of the financial statements

5

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

January 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Event Driven Arbitrage (4)
Davidson Kempner Partners	01/01/06 - 07/01/12	55,852,249	93,273,521	19.88	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	55,034,071	92,671,173	19.76	Semi-Annual*
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	37,046,780	7.90	Quarterly*
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	367,349	0.08	Liquidating
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	44,841,399	59,024,555	12.58	Quarterly
Total Event Driven Arbitrage		191,007,246	282,383,378	60.20

Fixed Income Arbitrage (5)
FFIP, L.P.	01/01/07 - 04/01/12	45,626,936	98,238,327	20.94	Annual*
Parsec Onshore Partners, L.P.	07/01/07 - 04/01/12	34,127,311	50,608,716	10.79	Monthly
Total Fixed Income Arbitrage		79,754,247	148,847,043	31.73

Total investments in Portfolio Funds		288,261,493	447,964,986	95.50

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 2.20%(2) (Shares 29,995,067)		29,995,067	29,995,067	6.39
Total investments		$318,256,560	$477,960,053	101.89%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $469,086,665.
(2)	Rate disclosed is the 7-day effective yield as of 01/31/19
(3)	Portfolio Funds in this strategy invest in futures contracts and foreign exchange forwards contracts using a variety of systematic trading strategies to meet investment objectives, which are typically the capturing of directional moves, both long and short, across diversified portfolios of markets and asset classes.

The accompanying notes are an integral part of the financial statements

6

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

January 31, 2019

(4)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(5)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

The aggregate cost of investments for tax purposes was $454,845,354. Net unrealized appreciation on investments for tax purposes was $23,114,699 consisting of $30,069,952 of gross unrealized appreciation and $6,955,253 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.50% of Members’ Capital, have been fair valued using NAV as a practical expedient.

The accompanying notes are an integral part of the financial statements

7

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments

January 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Distressed - Long Biased (3)
AG Mortgage Value Partners, L.P.	05/01/13	$2,500,509	$3,504,622	1.17%	Side Pockets Only
Centerbridge Credit Partners, L.P.	06/01/10 - 05/01/16	30,410,041	42,008,356	14.02	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 05/01/13	30,019,513	56,951,118	19.00	Annual
Marble Ridge LP	12/01/16 - 02/01/17	25,000,000	27,047,760	9.02	Quarterly*
Silver Point Capital Fund, L.P.	07/01/08	390,994	—	0.00	Side Pockets Only
Total Distressed - Long Biased		88,321,057	129,511,856	43.21

The accompanying notes are an integral part of the financial statements

8

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments

January 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Distressed - Variable Biased (4)
Anchorage Capital Partners, L.P.	09/01/08 - 07/01/16	28,601,088	50,231,302	16.76	Annual*
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	25,646,328	43,040,509	14.36	Semi-Annual*
King Street Capital, L.P.	08/01/07 - 07/01/08	25,140,581	44,344,328	14.80	Quarterly*
Total Distressed - Variable Biased		79,387,997	137,616,139	45.92

Distressed - Short Biased Credit (5)
Anchorage Short Credit Fund, L.P.	11/01/16 - 11/01/18	19,500,000	16,729,916	5.58	Monthly
Total Distressed - Short Biased Credit		19,500,000	16,729,916	5.58

Total investments in Portfolio Funds		187,209,054	283,857,911	94.71

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 2.20%(2) (Shares 18,020,749)		18,020,749	18,020,749	6.01

Total investments		$205,229,803	$301,878,660	100.72%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** All or a portion of the investment is subject to lock-up provision.

*** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $299,723,513.
(2)	Rate disclosed is the 7-day effective yield as of 01/31/19.
(3)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.

The accompanying notes are an integral part of the financial statements

9

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments

January 31, 2019

(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a short bias net exposure.

The aggregate cost of investments for tax purposes was $281,354,087. Net unrealized appreciation on investments for tax purposes was $20,524,573 consisting of $23,107,420 of gross unrealized appreciation and $2,582,847 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.71% of Members’ Capital, have been fair valued using NAV as a practical expedient.

The accompanying notes are an integral part of the financial statements

10

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments

January 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Directional Equity (3)
Egerton Capital Partners, L.P.	05/01/11 - 05/01/15	$50,152,454	$89,549,315	9.76%	Monthly
Sachem Head LP	05/01/15 - 09/01/17	50,000,000	56,366,184	6.14	Quarterly*
Spindrift Partners, L.P.	01/01/17 - 01/01/18	3,035	2,017	0.00	Side Pockets Only
Total Directional Equity		100,155,489	145,917,516	15.90

The accompanying notes are an integral part of the financial statements

11

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments

January 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Equity Hedged - Generalist (4)
Eminence Partners, L.P.	01/01/14 - 01/01/17	61,000,000	76,508,805	8.34	Quarterly
Eton Park Fund, L.P.	05/01/15	92,126	146,087	0.02	Liquidating
Highfields Capital II LP	07/01/15	19,056,713	20,449,100	2.23	Semi Annual*
Junto Capital Partners LP	01/01/19	25,000,000	25,152,907	2.74	Quarterly**
Lakewood Capital Partners, LP	05/01/17 - 09/01/17	65,000,000	63,588,002	6.93	Quarterly
MW TOPS Fund	06/01/13 - 09/01/17	49,972,460	63,761,595	6.95	Monthly
Nitorum Fund, L.P.	12/01/17	35,000,000	36,031,708	3.93	Annual**
Turiya Fund LP	03/01/12 - 05/01/14	55,275,000	70,141,919	7.64	Quarterly*
Viking Global Equities LP	11/01/05 - 03/01/11	24,795,574	89,428,098	9.75	Annual
Total Equity Hedged - Generalist		335,191,873	445,208,221	48.53

Equity Hedged - Sector Specialist (5)
Cadian Fund LP	07/01/08 - 11/01/13	27,371,158	57,320,045	6.25	Quarterly*
Crescent Park Partners, L.P.	02/01/15	23,434,909	29,588,416	3.23	Semi-Annual*
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	35,000,000	50,462,529	5.50	Quarterly*
Long Pond Capital QP Fund, LP	01/01/14 - 02/01/14	42,217,853	55,315,357	6.03	Quarterly*
North River Partners, L.P.	06/01/13 - 11/01/13	36,713,495	60,497,757	6.59	Quarterly
Total Equity Hedged - Sector Specialist		164,737,415	253,184,104	27.60

Short-Biased Equity (6)
Kriticos International Limited	01/01/12 - 11/01/18	66,007,196	37,221,187	4.06	Quarterly**
Total Short-Biased Equity		66,007,196	37,221,187	4.06

Total investments in Portfolio Funds		666,091,973	881,531,028	96.09

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 2.20%(2) (Shares 19,801,558)		19,801,558	19,801,558	2.16

Total investments		$685,893,531	$901,332,586	98.25%

The accompanying notes are an integral part of the financial statements

12

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments

January 31, 2019

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** All or a portion of the investment is subject to lock-up provision.

*** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $917,410,569.
(2)	Rate disclosed is the 7-day effective yield as of 01/31/19.
(3)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.
(6)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.

The aggregate cost of investments for tax purposes was $856,767,536. Net unrealized appreciation on investments for tax purposes was $44,565,050 consisting of $95,569,826 of gross unrealized appreciation and $51,004,776 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.09% of Members’ Capital, have been fair valued using NAV as a practical expedient.

The accompanying notes are an integral part of the financial statements

13

Statements of Assets and Liabilities

January 31, 2019

		Aetos
	Aetos	Distressed	Aetos
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Assets
Investments in Portfolio Funds and Money Market Investment, at cost	$318,256,560	$205,229,803	$685,893,531
Investments in Portfolio Funds and Money Market Investment, at value	$477,960,053	$301,878,660	$901,332,586
Investments in Portfolio Funds, in advance	—	2,000,000	25,000,000
Cash	100,000	50,000	100,000
Receivable for sale of investments	937,794	994,443	204,094
Accrued income	52,788	50,574	85,646
Total assets	479,050,635	304,973,677	926,722,326

Liabilities
Redemptions of Interests payable	9,220,208	4,667,971	8,461,493
Investment management fees payable	215,097	137,436	420,673
Subscriptions received in advance	100,000	50,000	100,000
Professional fees payable	396,870	367,380	288,320
Board of Managers’ fees payable	19,854	19,854	19,854
Other accrued expenses	11,941	7,523	21,417
Total liabilities	9,963,970	5,250,164	9,311,757

Net Members’ Capital	$469,086,665	$299,723,513	$917,410,569

The accompanying notes are an integral part of the financial statements

14

Statements of Operations

For the year ended January 31, 2019

		Aetos
	Aetos	Distressed	Aetos
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Investment income:
Dividends from money market funds	$555,397	$423,347	$639,472
Total investment income	555,397	423,347	639,472

Expenses:
Investment management fees	2,775,163	1,770,338	5,168,202
Administration fees	373,102	242,486	685,767
Board of Managers’ fees	79,417	79,417	79,417
Professional fees	514,743	477,500	383,440
Custodian fees	62,050	43,921	105,096
Registration fees	19,694	13,185	19,183
Printing fees	12,735	12,735	12,735
Other expenses	56,885	68,247	63,923
Total expenses	3,893,789	2,707,829	6,517,763
Net investment loss	(3,338,392)	(2,284,482)	(5,878,291)

Net realized gain on Portfolio Funds sold	7,851,951	10,489,724	19,905,097

Net change in unrealized appreciation on investments in Portfolio Funds	(2,241,766)	(8,496,161)	(32,018,528)
Net increase/(decrease) in Members’ Capital derived from investment activities	$2,271,793	($290,919)	($17,991,722)

The accompanying notes are an integral part of the financial statements

15

Statements of Changes in Members’ Capital

For the year ended January 31, 2019 and January 31, 2018

	Aetos Multi-Strategy Arbitrage Fund, LLC		Aetos Distressed Investment Strategies Fund, LLC

	2/1/18–	2/1/17–	2/1/18–	2/1/17–
	1/31/19	1/31/18	1/31/19	1/31/18
From investment activities:
Net investment loss	($3,338,392)	($4,714,157)	($2,284,482)	($3,323,382)
Net realized gain on Portfolio Funds sold	7,851,951	33,717,876	10,489,724	43,612,369
Net change in unrealized appreciation on investments in Portfolio Funds	(2,241,766)	7,901,434	(8,496,161)	(27,952,473)
Net increase/(decrease) in Members’ Capital derived from investment activities	2,271,793	36,905,153	(290,919)	12,336,514

Distributions:
Tax withholding on behalf of foreign investors	(225,357)	(338,129)	(136,273)	(893,332)
Refund of tax withholding on behalf of foreign investors	30,837	112,246	2,437	184,834
Total distributions	(194,520)	(225,883)	(133,836)	(708,498)

Members’ Capital transactions:
Proceeds from sales of Interests	49,850,650	18,996,084	26,127,650	11,979,051
Repurchase of Interests	(94,280,069)	(78,449,693)	(47,874,315)	(111,038,081)
Net decrease in Members’ Capital derived from capital transactions	(44,429,419)	(59,453,609)	(21,746,665)	(99,059,030)
Net decrease in Members’ Capital	(42,352,146)	(22,774,339)	(22,171,420)	(87,431,014)
Members’ Capital at beginning of year	511,438,811	534,213,150	321,894,933	409,325,947
Members’ Capital at end of year	$469,086,665	$511,438,811	$299,723,513	$321,894,933

The accompanying notes are an integral part of the financial statements

16

Statements of Changes in Members’ Capital (Concluded)

For the year ended January 31, 2019 and January 31, 2018

	Aetos Long/Short Strategies Fund, LLC

	2/1/18–	2/1/17–
	1/31/19	1/31/18
From investment activities:
Net investment loss	($5,878,291)	($7,926,157)
Net realized gain on Portfolio Funds sold	19,905,097	43,953,627
Net change in unrealized appreciation on investments in Portfolio Funds	(32,018,528)	46,501,531
Net increase/(decrease) in Members’ Capital derived from investment activities	(17,991,722)	82,529,001

Distributions:
Tax withholding on behalf of foreign investors	(1,615,437)	(1,225,452)
Refund of tax withholding on behalf of foreign investors	442	31,055
Total distributions	(1,614,995)	(1,194,397)

Members’ Capital transactions:
Proceeds from sales of Interests	57,476,750	29,122,586
Repurchase of Interests	(89,567,951)	(58,516,006)
Net decrease in Members’ Capital derived from capital transactions	(32,091,201)	(29,393,420)
Net increase/(decrease) in Members’ Capital	(51,697,918)	51,941,184
Members’ Capital at beginning of year	969,108,487	917,167,303
Members’ Capital at end of year	$917,410,569	$969,108,487

The accompanying notes are an integral part of the financial statements

17

Statements of Cash Flows

For the year ended January 31, 2019

	Aetos Multi- Strategy Arbitrage Fund, LLC	Aetos Distressed Investment Strategies Fund, LLC	Aetos Long/Short Strategies Fund, LLC
Cash flows from operating activities
Net increase/(decrease) in Members’ Capital derived from investment activities	$2,271,793	($290,919)	($17,991,722)
Adjustments to reconcile net increase/(decrease) in Members’ Capital derived from investment activities to net cash provided by operating activities
Purchases of Portfolio Funds	(17,500,000)	(4,000,000)	(52,000,765)
Net Sales of Money Market Investments	12,274,477	10,978,177	9,062,531
Sales of Portfolio Funds	51,460,715	23,422,989	79,458,036
Net realized gain on Portfolio Funds sold	(7,851,951)	(10,489,724)	(19,905,097)
Net change in unrealized appreciation on Investments in Portfolio Funds	2,241,766	8,496,161	32,018,528
Increase in accrued income	(14,091)	(33,006)	(62,701)
Decrease in investment management fees payable	(19,420)	(10,167)	(23,706)
Increase in professional fees and other accrued expenses	33,057	16,591	19,691
Increase in Board of Managers’ fees payable	771	771	771
Net cash provided by operating activities	42,897,117	28,090,873	30,575,566

Cash flows from financing activities
Tax withholding on behalf of foreign investors	(225,357)	(136,273)	(1,615,437)
Refund of tax withholding on behalf of foreign investors	30,837	2,437	442
Proceeds from sales of Interests	49,950,650	26,177,650	57,576,750
Repurchases of Interests	(92,553,247)	(54,084,687)	(86,437,321)
Net cash used in financing activities	(42,797,117)	(28,040,873)	(30,475,566)

Net increase in cash	100,000	50,000	100,000
Cash, beginning of year	—	—	—
Cash, end of year	$100,000	$50,000	$100,000

The accompanying notes are an integral part of the financial statements

18

Financial Highlights

Aetos Multi-Strategy Arbitrage Fund, LLC
	2/1/18 - 1/31/19	2/1/17 - 1/31/18	2/1/16 - 1/31/17	2/1/15 - 1/31/16	2/1/14 - 1/31/15

Total return(1)	0.40%	7.35%	7.08%	(3.21)%	1.16%
Net assets, end of period (000's)	$469,087	$511,439	$534,213	$640,726	$733,314
Ratios to average net assets:
Expenses(2)(3)	0.77%	0.94%	0.95%	0.89%	0.89%
Net investment loss	(0.66)%	(0.90)%	(0.94)%	(0.89)%	(0.89)%
Portfolio turnover rate	3.70%	0.00%	14.96%	2.85%	0.00%

Aetos Distressed Investment Strategies Fund, LLC

	2/1/18 - 1/31/19	2/1/17 - 1/31/18	2/1/16 - 1/31/17	2/1/15 - 1/31/16	2/1/14 - 1/31/15

Total return(1)	(0.19)%	3.66%	10.98%	(4.30)%	3.06%
Net assets, end of period (000's)	$299,724	$321,895	$409,326	$437,174	$501,507
Ratios to average net assets:
Expenses(2)(3)	0.84%	0.98%	0.97%	0.94%	0.95%
Net investment loss	(0.71)%	(0.93)%	(0.37)%	(0.28)%	(0.40)%
Portfolio turnover rate	0.66%	5.88%	7.30%	0.37%	0.00%

Aetos Long/Short Strategies Fund, LLC

	2/1/18 - 1/31/19	2/1/17 - 1/31/18	2/1/16 - 1/31/17	2/1/15 - 1/31/16	2/1/14 - 1/31/15

Total return(1)	(2.08)%	9.17%	3.77%	0.90%	9.18%
Net assets, end of period (000's)	$917,411	$969,108	$917,167	$1,052,009	$1,152,928
Ratios to average net assets:
Expenses(2)(3)	0.69%	0.87%	0.88%	0.87%	0.87%
Net investment loss	(0.62)%	(0.84)%	(0.87)%	(0.87)%	(0.87)%
Portfolio turnover rate	2.97%	14.10%	4.83%	13.87%	14.44%

(1)	Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.

(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

19

Notes to Financial Statements

January 31, 2019

1. Organization

The Aetos Multi-Strategy Arbitrage Fund, LLC, the Aetos Distressed Investment Strategies Fund, LLC, and the Aetos Long/Short Strategies Fund, LLC (formerly known as Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC and Aetos Capital Long/Short Strategies Fund, LLC) (collectively the “Funds” and individually a “Fund”) were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 - Financial Services - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). Each Fund is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies that seek to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LP (formerly known as Aetos Alternatives Management, LLC) serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of January 31, 2019 the Feeder Funds’ beneficial ownership of their corresponding Master Funds’ members’ capital are 84%, 86%, 91%, 2%, 2% and 1%, for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, Aetos Capital Multi-Strategy Arbitrage Cayman Fund II, Aetos Capital Distressed Investment Strategies Cayman Fund II and Aetos Capital Long/Short Strategies Cayman Fund II respectively. The Investment Manager may receive an additional management fee and/or an incentive fee at the feeder fund level.

The principal investment objective of each Fund is as follows:

Aetos Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

20

Notes to Financial Statements (continued)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding members’ interests (“Interests”) pursuant to written tenders by members. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December. However, repurchase offers will only be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion.

Interests may be purchased on the first business day of each calendar month or at such other times as may be determined by the Board.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates, and such differences could be material.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Investment Manager has established a Valuation Committee that has oversight responsibility for the valuation of each of the Funds’ investments in Portfolio Funds. Members of the Valuation Committee include key members of the Investment Manager’s Senior Management, Compliance, Due Diligence and Risk Management teams.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds’ Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. As a general matter, the fair value of the Funds’ interests in Portfolio Funds will represent the amount that the Funds could reasonably expect to receive from the Portfolio Funds if the Funds’ interests were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is determined and that the Funds believe to be reliable.

21

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts a Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in open-end registered investment companies are valued at net asset value (“NAV”).

The FASB issued ASC Topic 820, Fair Value Measurements and Disclosures which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation. The levels of the fair value hierarchy under FASB ASC Topic 820-10-35-39 to 55 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

•	Level 3 – Inputs that are unobservable.

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk. ASC Topic 820-10-35-59 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946. The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC Topic 946.

22

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund’s investment portfolio or other assets and liabilities. The net asset value reported by the Portfolio Funds may be based upon unobservable inputs and a significant change in those unobservable inputs could result in a significantly lower or higher reported net asset value reported for such Portfolio Funds.

Valuations reflected in this report are as of the report date. As a result, changes in the valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of January 31, 2019:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$447,964,986
Money Market Investment	29,995,067	—	—	29,995,067
Total Investments	$29,995,067	$—	$—	$477,960,053

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$283,857,911
Money Market Investment	18,020,749	—	—	18,020,749
Total Investments	$18,020,749	$—	$—	$301,878,660

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$881,531,028
Money Market Investment	19,801,558	—	—	19,801,558
Total Investments	$19,801,558	$—	$—	$901,332,586

(1) In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

23

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

C. Fund Income and Expenses

Expenses are recorded on an accrual basis. Each Fund bears its own expenses including, but not limited to, any taxes and investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Dividend income is recorded on the ex-dividend date.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on foreign Members’ share of U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination, the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are recorded as distributions in the Statements of Changes in Members’ Capital, and are allocated to the individual Members’ Capital accounts to which they apply and are not an expense of the Funds.

The Investment Manager applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Investment Manager to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. However, the Investment Manager's conclusions regarding Accounting for Uncertainty in Income Taxes may be subject to review and adjustment at a later date based on on-going analyses of tax laws, regulations and interpretations thereof and other factors. Each of the Fund's federal, state and local tax returns for all open tax years remains subject to examination by the Internal Revenue Service and local tax authorities.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

24

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

G. Cash

Cash is defined as cash on deposit at financial institutions.

H. New Accounting Pronouncements

In November 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-18, Restricted Cash. This update requires the Statements of Cash Flows to explain the change during the period in total cash, cash equivalents and amounts generally described as restricted cash. As a result, amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning and ending total amounts shown on the Statements of Cash Flows. The update is effective for fiscal years beginning after December 15, 2017. The adoption of this guidance had no effect on the financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which simplifies the disclosure requirements on fair value measurement. ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and early adoption is permitted. The Funds have elected to early adopt, and have applied ASU 2018-13 for the year ended January 31, 2019. The adoption of this accounting guidance did not have a material impact on the Funds’ financial statements.

3. Investment Manager Fee, Related Party Transactions and Other

The Funds paid the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.55% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program Fee outside of the Funds for services rendered to investors. The Program Fee is paid directly by the investors at an annual rate of up to 0.60% of an investor’s assets in the Funds. The Program Fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

25

Notes to Financial Statements (continued)

3. Investment Manager Fee, Related Party Transactions and Other (continued)

HedgeServ (Cayman) Ltd., a limited company incorporated in the Cayman Islands, (the “Administrator”) provides administration, accounting and investor services to the Funds. In consideration for such services, the Funds pay the Administrator a monthly fee based on their combined prior month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million, 0.07% on net assets between $500 million and $750 million and 0.06% on net assets over $750 million, and will reimburse the Administrator for certain out-of-pocket expenses. Each Fund is allocated its pro-rata share of the monthly fee based upon its prior month-end members capital adjusted for capital activity.

JPMorgan Chase Bank, N.A. acts as the custodian (the “Custodian”) for the Funds’ assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end assets under management, at an annual rate of up to 0.01%. Each Fund paid the Custodian a monthly fee of $625 per Cayman Feeder Fund to act as qualified Custodian for each Cayman Feeder fund. Effective October 1, 2018, the monthly fee per Cayman Feeder Fund was waived under a new Custodian agreement.

Each Member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual retainer of $58,000 and regular quarterly meeting fees of $5,000 per meeting (additional meeting fees are $500 per meeting). The chairman of the audit committee receives an additional annual retainer of $4,250. Any Member of the Board of Managers who is an “interested person” does not receive any annual or other fee from the Funds. All Members of the Board of Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members’ respective investment percentages.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, use of leverage and swap contracts. The Funds’ risk of loss in these Portfolio Funds is limited to the value of their investments in the Portfolio Funds.

26

Notes to Financial Statements (continued)

5. Risk Factors

Limitations on the Funds’ ability to withdraw their assets from Portfolio Funds may limit the Funds’ ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually, annually or biannually. Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate.” In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds’ ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

Some of the Portfolio Funds in which the Funds invest may invest all or a portion of their assets in securities which are illiquid or are subject to an anticipated event. These Portfolio Funds may create “side pockets” in which to hold these securities. Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities.

These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.

The Portfolio Funds may utilize leverage in pursuit of achieving a potentially greater investment return. The use of leverage exposes a Portfolio Fund to additional risk including (i) greater losses from investments than would otherwise have been the case had the Portfolio Fund not used leverage to make the investments; (ii) margin calls or interim margin requirements may force premature liquidations of investment positions; and (iii) losses on investments where the investment fails to earn a return that equals or exceeds the Portfolio Fund’s cost of leverage related to such investment. In the event of a sudden, precipitous drop in the value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund.

27

Notes to Financial Statements (continued)

5. Risk Factors (continued)

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds and such concentrations may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

The Funds and Portfolio Funds are also subject to the risk of losses arising in connection with cybersecurity incidents.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Investment Transactions

For the year ended January 31, 2019, purchases and sales of Portfolio Funds were as follows:

Fund	Purchases	Sales
Aetos Multi-Strategy Arbitrage Fund, LLC	$17,500,000	$50,291,097
Aetos Distressed Investment Strategies Fund, LLC	2,000,000	19,962,405
Aetos Long/Short Strategies Fund, LLC	27,000,765	77,003,811

7. Investments

As of January 31, 2019, collectively the Funds had investments in thirty-five Portfolio Funds, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 0.5% to 2.0% (per annum) of the net assets and incentive fees or allocations of 0% to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging up to 3 years from initial investment.

28

Notes to Financial Statements (continued)

7. Investments (continued)

The liquidity provisions shown in the following tables apply after any applicable lock-up provisions. Further liquidity detail is also provided in the Schedule of Investments.

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Multi-Strategy Arbitrage Fund, LLC
Funds allowing daily withdrawals (notice period of 1 day)	1	3.74%
Funds allowing monthly withdrawals (notice period of 30 days)	1	11.30%
Funds allowing quarterly withdrawals (notice periods ranging from 65 to 90 days)	2	21.44%
Funds allowing semi-annual withdrawals (notice periods ranging from 60 to 65 days)	2	41.51%
Funds allowing annual withdrawals (notice period of 60 days)	1	21.93%
Funds in liquidation	1	0.08%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Distressed Investment Strategies Fund, LLC
Funds allowing monthly withdrawals (notice period of 45 days)	1	5.89%
Funds allowing quarterly withdrawals (notice period of 65 days)	2	25.15%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	15.16%
Funds allowing annual withdrawals (notice periods ranging from 65 to 90 days)	2	37.76%
Funds allowing bi-annual withdrawals (notice period of 90 days)	1	14.80%
Funds fully comprised of side-pocket investments	2	1.24%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Long/Short Strategies Fund, LLC
Funds allowing monthly withdrawals (notice period of 30 days)	2	17.39%
Funds allowing quarterly withdrawals (notice periods ranging from 30 to 65 days)	10	62.68%
Funds allowing semi-annual withdrawals (notice period of 60 days)	2	5.68%
Funds allowing annual withdrawals (notice periods ranging from 45 to 60 days)	2	14.23%
Funds fully comprised of side-pocket investments	1	0.00%
Funds in liquidation	1	0.02%

29

Notes to Financial Statements (continued)

8. Commitments

Through March 1, 2019, the Funds had made the following commitments to purchase Portfolio Funds and made the following redemption requests from Portfolio Funds, which are effective February 1, 2019 through April 30, 2019:

Fund	Purchases	Amount

Aetos Multi-Strategy Arbitrage Fund, LLC
	Aequim Arbitrage Fund LP	$20,000,000

Aetos Distressed Investment Strategies Fund, LLC
	Anchorage Short Credit Fund, L.P.	$2,000,000

Aetos Long/Short Strategies Fund, LLC
	Naya Fund, LP	$25,000,000

Fund	Redemptions	Amount

Aetos Multi-Strategy Arbitrage Fund, LLC
	FFIP, L.P.	$46,410,886

Aetos Long/Short Strategies Fund, LLC
	Turiya Fund LP	$15,285,428

9. Subsequent Events

Through March 1, 2019, the Funds made no repurchases of Interests and received the following contributions:

Fund	Amount
Aetos Multi-Strategy Arbitrage Fund, LLC	$5,830,327
Aetos Distressed Investment Strategies Fund, LLC	3,990,977
Aetos Long/Short Strategies Fund, LLC	10,455,489

30

Notes to Financial Statements (continued)

9. Subsequent Events (continued)

The following table summarizes the repurchase requests received by the Funds subsequent to January 31, 2019, all of which are effective March 31, 2019:

Fund	Number of Investors	Estimated Redemption Amount Subsequent to 01/31/19	% of Members’ Capital
Aetos Multi-Strategy Arbitrage Fund, LLC	7	$2,902,789	0.62%
Aetos Distressed Investment Strategies Fund, LLC	7	1,468,723	0.49%
Aetos Long/Short Strategies Fund, LLC	7	2,687,233	0.29%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of January 31, 2019.

31

Managers and Officers of the Funds (unaudited)

Name, Address(1), Age	Position(s) Held with Funds	Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years/Other Directorships(3) Held by Board Member	Number of Funds in the Fund Complex Overseen by Manager(4)
Independent Managers:
Ellen Harvey 64	Manager	Since 2002	Principal, Lindsey Criswell LLC, July 2008-Present; Managing Director, Miller Investment Management, September 2008-June 2018; Trustee of Cutwater Select Income Fund, March 2010-Present; Trustee of Managed Duration Investment Grade Municipal Fund, November 2016-September 2018	3
Pierre de Saint Phalle 70	Manager	Since 2002	Managing Director, Promontory Financial Group, May 2006-November 2016; Senior Consultant, Promontory Financial Group, December 2016-Present	3
Warren J. Olsen 62	Manager	Since 2003	Director, The Taiwan Fund, Inc., April 2018-Present; Chairman and Chief Investment Officer, SCB Global Capital Management, July 2014-Present; Chairman and Chief Investment Officer, First Western Investment Management, September 2002-July 2014	3
Interested Managers:
Michael Klein(5) 60	Manager and President	Since 2003	Co-President and Chief Risk Officer, Aetos Alternatives Management, LP; Co-Chief Executive Officer and Managing Director, Aetos Capital, LLC, until July 2018; Director/Trustee of certain funds in the Morgan Stanley Fund Complex, August 2006-Present	3
Officers:
Anne Casscells 60	Chief Investment Officer	Since 2002	Co-President and Chief Investment Officer, Aetos Alternatives Management, LP; Co-Chief Executive Officer and Managing Director, Aetos Capital, LLC until July 2018	N/A
Scott Sawyer 50	Treasurer	Since 2004	Chief Financial Officer, Aetos Alternatives Management, LP; Director and Chief Financial Officer, Aetos Capital, LLC until July 2018	N/A
Harold J. Schaaff 58	Vice President and Secretary	Since 2001	General Counsel and Secretary, Aetos Alternatives Management, LP; General Counsel, Managing Director and Secretary, Aetos Capital, LLC until July 2018	N/A

(1)	Each Manager can be contacted by writing to Aetos Alternatives Management, LP 875 Third Avenue, New York, NY 10022.
(2)	Each Manager holds office until the next meeting of members at which Managers are elected following his or her election or appointment and until his successor has been elected and qualified.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
(4)	The “Fund Complex” consists of all registered investment companies for which Aetos Alternatives Management, LP or any of its affiliates serves as investment adviser.
(5)	Mr. Klein is considered to be an “interested person” of the Fund as defined in the 1940 Act because he is a Co-President of Aetos Alternatives Management, LP.

32

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer. The registrant amended its code of ethics effective January 24, 2019 to include references to software used in the administration of the code of ethics.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Warren J. Olsen. Mr. Olsen is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers (“PwC”) Related to the Fund.

PwC billed the Fund aggregate fees for services rendered to the Fund for the last two fiscal years as follows:

		Fiscal 2019			Fiscal 2018
		All fees and services to the Fund that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Fund that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$41,300	$0	$0	$41,800	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees (2)	$280,020	$0	$0	$305,840	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax fees relate to preparation of federal and state tax returns.

(e)(1)	The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services (including tax services) to be provided to the Fund and all non-auditing services to be provided to the Fund’s investment adviser (or any affiliate thereof that provides ongoing services to the Fund) if such services relate directly to operations and financial reporting of the Fund.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2019	Fiscal 2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)	The aggregate non-audit fees and services billed by PwC to the Fund for the last two fiscal years were $0 and $0 for Fiscal 2019 and Fiscal 2018, respectively. The aggregate non-audit fees and services billed by PwC to Aetos Alternatives Management, LP, the Fund’s investment adviser (the “Investment Manager”) for the last two fiscal years were $12,500 and $0 for Fiscal 2019 and Fiscal 2018, respectively.

(h)	During the past fiscal year no non-audit services were provided by the registrant’s principal accountant to either the registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, that were not pre-approved by the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Aetos Alternatives Management, LP

Proxy Voting Policy

I.	Introduction

This policy sets forth Aetos Alternatives Management, LP (“AAM”) policies and procedures for voting proxies with respect to portfolio securities held in the accounts for which AAM provides discretionary investment management services and for which AAM has the explicit authority to vote their proxies. The policy will be reviewed and, if necessary, updated periodically to address new or revised proxy voting issues as they arise.

As an investment manager for various clients, including clients governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), AAM may vote proxies as part of its authority to manage, acquire and dispose of client account assets, unless the “named fiduciary” for an ERISA account has explicitly reserved the authority for itself, or in the case of an account not governed by ERISA, the client investment management agreement does not provide that AAM will vote proxies. When voting proxies for client accounts, AAM will make voting decisions solely in the best interests of its clients and its ERISA plan clients and beneficiaries and participants, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. In fulfilling its obligations to its clients, AAM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

II.	Routine Corporate Matters

AAM will generally, although not always, vote in support of management on matters which are common management-sponsored initiatives, provided that, in AAM’s opinion, approval of such initiatives will not detract from the economic value of the company’s securities held in AAM client accounts. These matters are set out below:

(i)	Appointment or election of auditors;

(ii)	Routine elections or re-elections of directors;

(iii)	Director’s liability and indemnification;

(iv)	General updating/corrective amendments to charter;

(v)	Name changes;

(vi)	Elimination of cumulative voting; and

(vii)	Elimination of preemptive rights.

III.	Issues Having the Potential for Major Economic Impact

A.	AAM will generally, although not always, vote in support of management initiatives which may have a substantive financial or best interest impact, provided that, in AAM’s opinion, approval of such initiatives will not detract from the economic value of the company’s securities held in AAM client accounts. These matters are set out below:

(i)	Capitalization changes which eliminate other classes of stock and voting rights;

(ii)	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization;

(iii)	Stock purchase plans with an exercise price of not less than 85% of fair market value;

(iv)	Stock option plans that are incentive based and not excessive;

(v)	Other stock-based plans which are appropriately structured;

(vi)	Reductions in supermajority vote requirements; and

(vii)	Adoption of anti-greenmail provisions.

B.	AAM will generally not vote in support of management on certain issues which have a potential substantive financial or best interest impact when AAM believes that approval of the proposal may negatively impact the economic value of the company’s securities held in AAM client accounts. These matters are set out below:

(i)	Capitalization changes which add classes of stock which are blank check in nature or that dilute the voting interests of existing shareholders;

(ii)	Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders;

(iii)	Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers;

(iv)	Amendments to by-laws which would require supermajority shareholder votes to pass or repeal certain provisions;

(v)	Classified boards of directors;

(vi)	Reincorporation into a state which has more stringent anti-takeover and related provisions;

(vii)	Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding;

(viii)	Excessive compensation or non-salary compensation related proposals;

(ix)	Change-in-control provisions in non-salary compensation plans, employment contracts and severance agreements that benefit management and would be costly to shareholders if triggered; and

(x)	“Other business as properly comes before the meeting” proposals which give a blank check to those acting as proxy.

IV.	Social and Corporate Responsibility Issues

AAM, believing that management’s job is to handle ordinary business matters, and not wanting to arbitrarily impose a judgment on such matters, usually votes with management on these proposals. Third party analyses of these issues are taken into account. If an issue will, in our view negatively impact the investment merits of a company, we will oppose it.

V.	Conflict of Interests

Situations may arise where there are material conflicts between AAM’s interest and those of its advisory clients. AAM may resolve potential conflicts by using any of the following methods: (1) adopting a policy of disclosing the conflict to clients and obtaining their consent before voting: (2) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter do not involve the exercise of discretion on the part of AAM; or (3) using the recommendations of an independent third party.

VI.	Proxy Voting Record Retention

AAM retains the following records: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients’ requests for proxy voting information; and (5) any documents prepared by or on behalf of AAM that were material in making decisions on how to vote. AAM retains the above-mentioned records for a minimum of five years.

VII.	Proxy Administration

The decision on how to vote a proxy will generally be made by the investment professional responsible for the security requesting a shareholder vote. The investment professional will consult with the Compliance Officer prior to making any such determination, and the Compliance Officer will determine if the proposed vote is consistent with the policies set forth in II-IV above, in which case no further action is required, or the proposed vote is not in compliance with these guidelines or presents a conflict, in which case the proxy will be reviewed with senior management, who will determine the appropriate vote.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1)

Investment Management Team

Name & Title (Years of Service)
Jonathan Bishop Managing Director and Portfolio Manager, Aetos Alternatives Management, LP (formerly Aetos Alternatives Management, LLC) (5)	Managing Director and Portfolio Manager, Aetos Alternatives Management LP (formerly Aetos Alternatives Management, LLC); Director, Aetos Capital, LLC, until July 2018.

Anne Casscells Co-President and Chief Investment Officer, Aetos Alternatives Management, LP (formerly Aetos Alternatives Management, LLC) (17)	Co-President and Chief Investment Officer, Aetos Alternatives Management, LP (formerly Aetos Alternatives Management, LLC); Co-Chief Executive Officer and Managing Director, Aetos Capital, LLC, until July 2018.

James Gibbons Managing Director and Portfolio Manager, Aetos Alternatives Management, LP (formerly Aetos Alternatives Management, LLC) (17)	Managing Director and Portfolio Manager, Aetos Alternatives Management LP (formerly Aetos Alternatives Management, LLC); Managing Director, Aetos Capital, LLC, until July 2018.

Michael Klein Co-President and Chief Risk Officer, Aetos Alternatives Management, LP (formerly Aetos Alternatives Management, LLC) (17)	Co-President and Chief Risk Officer, Aetos Alternatives Management, LP (formerly Aetos Alternatives Management, LLC); Co-Chief Executive Officer and Managing Director, Aetos Capital, LLC, until July 2018.

Andrew Walling Managing Director and Portfolio Manager, Aetos Alternatives Management, LP (formerly Aetos Alternatives Management, LLC) (5)	Managing Director and Portfolio Manager, Aetos Alternatives Management LP (formerly Aetos Alternatives Management, LLC); Director, Aetos Capital, LLC, until July 2018.

(a)(2)(i), (ii), (iii)

The following tables show information regarding accounts (other than the Fund) managed by each named portfolio manager as of January 31, 2019.

Jonathan Bishop Anne Casscells James Gibbons Michael Klein Andrew Walling	Number of Accounts	Total Assets in Accounts ($ million)	Number of Accounts where Advisory Firm’s Fee is Based on Account Performance	Total Assets in Accounts where Advisory Firm’s Fee is Based on Account Performance ($ million)
Registered Investment Companies	2	$1,217	N/A	N/A
Other Pooled Investment Vehicles	1	$10	1	$10
Other Accounts	15	$8,442	3	$566

(a)(2)(iv)

Material Conflicts of Interest

The Investment Manager manages multiple accounts for multiple clients. The Investment Manager has adopted compliance procedures that are designed to ensure that each client is treated equitably with respect to the presentation of investment opportunities. In practice, the Investment Manager allocates investment opportunities across client relationships generally on a pro-rata basis among accounts for which such investments are suitable, subject to a number of factors, including cash availability, each client’s investment objectives and risk tolerance, the make-up of each client’s remaining portfolio at the time of investment and the size of the potential investment relative to the client’s portfolio size. As a result of the application of these and other considerations, opportunities will not always be allocated to all portfolios and allocations across portfolios will not always be made on a pro-rata basis. The Investment Manager endeavors to allocate investment opportunities to client portfolios in a fair and equitable manner over time. The Investment Manager’s Chief Compliance Officer reviews all trade allocations in order to ensure that accounts are treated fairly. Additionally, a written policy governs the allocation of investment capacity and a formal allocation report is submitted to the Chief Compliance Officer.

(a)(3)

Description of Compensation

Professionals employed by the Investment Manager are subject to a compensation structure that includes base salary and a discretionary bonus. Bonuses are variable and depend on many factors, including firm, business unit and individual performance relative to established benchmarks and criteria. Individuals that consistently exceed performance objectives are eligible for promotions and/or equity participation in the firm. Officers are also eligible to share in the net profits of the business under a profit participation plan. Participation amounts are determined on the basis of performance and contribution. In addition, all managing directors of the Investment Manager have a common equity membership in Aetos Alternatives Management, LP.

(a)(4)

Ownership of Securities

As of January 31, 2019 the portfolio managers owned Interests of the Fund as follows:

Jonathan Bishop	None
Anne Casscells	$100,001-500,000
James Gibbons	$500,001-1,000,000
Michael Klein	$100,001-500,000
Andrew Walling	$50,001-100,000

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable as the Fund does not engage in securities lending activities.

Items 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 04/04/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President
Date: 04/04/19

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: 04/04/19

*       Print the name and title of each signing officer under his or her signature.